Segment reporting (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)
Disclosure Of Operating Segment [Line Items]
Revenue	₨ 245,879	[1]	$ 2,992	₨ 214,391	[1]	₨ 189,722	[1]
Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	29,069			30,740		31,982
Pharmaceutical Services and Active Ingredient [Member] | Cardiovascular [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	6,625			7,729		9,834
Pharmaceutical Services and Active Ingredient [Member] | Oncology [member]
Disclosure Of Operating Segment [Line Items]
Revenue	4,252			2,526		2,385
Pharmaceutical Services and Active Ingredient [Member] | Nervous System [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	3,753			3,017		2,704
Pharmaceutical Services and Active Ingredient [Member] | Pain Management [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	3,729			4,513		4,657
Pharmaceutical Services and Active Ingredient [Member] | Anti-Infective [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	2,346			5,450		4,126
Pharmaceutical Services and Active Ingredient [Member] | Gastrointestinal [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	1,064			982		1,098
Pharmaceutical Services and Active Ingredient [Member] | Diabetology [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	998			544		350
Pharmaceutical Services and Active Ingredient [Member] | Respiratory [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	810			676		1,317
Pharmaceutical Services and Active Ingredient [Member] | Dermatology [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	716			498		768
Pharmaceutical Services and Active Ingredient [Member] | Genitourinary [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	637			705		825
Pharmaceutical Services and Active Ingredient [Member] | Others [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	₨ 4,139			₨ 4,100		₨ 3,918

[1]	Revenues for the year ended March 31, 2023 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.7,577 (as compared to Rs.6,255 and Rs.6,905 for the years ended March 31, 2022 and 2021, respectively) and from the PSAI segment to the Others segment which amount to Rs.128 (as compared to Rs.0 and Rs.0 for the years ended March 31, 2022 and 2021, respectively).